Jan. 29, 2018

Prudential World Fund, Inc.
PGIM Jennison International Opportunities Fund

Supplement dated June 22, 2018 to the Currently Effective Summary Prospectus and Prospectus

Effective as of July 1, 2018, the Fund's existing contractual cap on Fund expenses will be enhanced. To reflect these changes, the Fund's Summary Prospectus and Prospectus is hereby revised as follows, effective as of July 1, 2018:

1.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class Z	Class R6(1)
Management fees	0.83%	0.83%	0.83%	0.83%	0.83%
+ Distribution and service (12b-1) fees	0.30	1.00	0.75	None	None
+ Other expenses(2)	0.40	0.71	0.19	0.16	0.17
= Total annual Fund operating expenses	1.53	2.54	1.77	0.99	1.00
– Fee waiver and/or expense reimbursement	(0.44)	(0.64)	(0.32)	(0.11)	(0.16)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(3)(4)	1.09%	1.90%	1.45%	0.88%	0.84%

(1) Formerly known as Class Q.

(2) Expense information in the table has been restated to reflect current fees.

(3) PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 29, 2020, to reimburse and/or waive fees so that the Fund’s net annual operating expenses of each class do not exceed 0.84% of the Fund’s average daily net assets (exclusive of distribution and service (12b-1) fees, transfer agency / sub-transfer agency fees and networking expenses, extraordinary expenses and certain other expenses, such as taxes, interest and brokerage commissions). Additionally, PGIM Investments has contractually agreed, through February 29, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.09% of average daily net assets for Class A shares. Separately, PGIM Investments has contractually agreed to waive and/or reimburse up to 0.06% of certain other expenses on an annualized basis, through February 29, 2020, to the extent that the Fund’s total net annual operating expenses (exclusive of taxes, interest, and certain extraordinary expenses) exceed 1.90% of average daily net assets for Class C shares, 1.48% of average daily net assets for Class R shares, 0.90% of average daily net assets for Class Z shares, and 0.84% of average daily net assets for Class R6 shares. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class.  In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These waivers may not be terminated prior to February 29, 2020 without the prior approval of the Fund’s Board of Directors.

(4) The distributor of the Fund has contractually agreed until February 29, 2020 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares, and to reduce its distribution and service (12b-1) fees for Class R shares to 0.50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to February 29, 2020 without the prior approval of the Fund's Board of Directors.

2.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$655	$966	$1,299	$2,238	$655	$966	$1,299	$2,238
Class C	293	730	1,293	2,828	193	730	1,293	2,828
Class R	148	526	929	2,057	148	526	929	2,057
Class Z	90	304	536	1,203	90	304	536	1,203
Class R6	86	302	537	1,210	86	302	537	1,210